Document and Entity Information	Aug. 10, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 10, 2021
Entity Registrant Name	TANGO THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39485
Entity Tax Identification Number	85-1195036
Entity Address, Address Line One	100 Binney St
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	320-4900
Entity Information, Former Legal or Registered Name	BCTG Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	TNGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001819133
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	12860 El Camino Real
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130